PURCHASE ADVANCES, NET	12 Months Ended
Jun. 30, 2026
PURCHASE ADVANCES, NET
PURCHASE ADVANCES, NET

NOTE 8. PURCHASE ADVANCES, NET

Purchase advance, net consisted of the following:

	June 30,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US Dollars
Prepayment for construction (A)	¥14,489,026	¥57,434,827	$8,464,846
Prepayment for others	380,358	534,670	78,801
Allowance for doubtful accounts	(249,828)	(211,641)	(31,192)
Purchase advance, net	¥14,619,556	¥57,757,856	$8,512,455
(A)

Prepayment for construction represents prepayments for construction and equipment-related services for the Recon-SD factory. The Company expects such prepayments will be settled, with the related costs capitalized into construction-in-progress or property, plant and equipment within the next six months as the related services are delivered and the factory commences production.